Events subsequent to the statement of financial position date narrative (Detail) - 12 months ended Dec. 31, 2020 € in Thousands, $ in Thousands	EUR (€)	USD ($)
Disclosure of events subsequent to the statement of financial position date [abstract]
Equity interests of US based Link3D Inc		100.00%
Call Option Purchase Price		$ 2,000
Maximum Amount		33,500
Interim Loan Agreement		1,800
Working Capital loan agreement		$ 700
Capitalizing interest		0.00%
Convertible Loan Ditto Drawn | €	€ 2,892
Impairment Outstanding Loan | €	€ 3,790